HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of total assets and liabilities classified as held-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Other assets	$ 177	$ 178
Inventories	15	23
Cash and cash equivalents	1,689	1,902
Other assets	241	200
Total assets	8,036	8,218
Other liabilities	22	$ 29
Assets and liabilities classified as held for sale | Beeline Kyrgyzstan cash generating unit
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Property and equipment	34
Intangible assets	11
Other assets	3
Inventories	1
Trade and other receivables	4
Cash and cash equivalents	14
Other assets	5
Total assets	72
Debt and Derivatives	7
Other liabilities	1
Trade and other payables	12
Other non-financial liabilities	8
Total liabilities disposed	$ 28